Note 17 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	€ 17,567	€ 16,432	€ 15,089
Cost of tangible assets	17,724	17,567	16,432
Accrued depreciation	7,547	6,896	6,066
Accrued depreciation	7,999	7,547	6,896
Impairment of tangible assets	260	283	286
Impairment of tangible assets	243	260	283
Tangible assets	9,759	9,253	8,737
Tangible assets	9,482	9,759	9,253
Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	1,282	1,914	1,795
Accrued depreciation changes in the year	946	972	867
Impairment of tangible assets changes in the year	(5)	(29)	16
Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(602)	(566)	(349)
Accrued depreciation changes in the year	(369)	(161)	(111)
Impairment of tangible assets changes in the year	0	0	0
Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(75)	(5)	(22)
Accrued depreciation changes in the year	(14)	5	(11)
Impairment of tangible assets changes in the year	7	(5)	0
Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(447)	(208)	(79)
Accrued depreciation changes in the year	(112)	(165)	85
Impairment of tangible assets changes in the year	(19)	13	(18)
Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	6,475	6,405	6,255
Cost of tangible assets	6,377	6,475	6,405
Accrued depreciation	1,262	1,226	1,064
Accrued depreciation	1,317	1,262	1,226
Impairment of tangible assets	118	166	154
Impairment of tangible assets	122	118	166
Tangible assets	5,094	5,013	5,036
Tangible assets	4,938	5,094	5,013
Land and buildings [member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	62	295	270
Accrued depreciation changes in the year	106	123	121
Impairment of tangible assets changes in the year	2	(65)	15
Land and buildings [member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(78)	(38)	(19)
Accrued depreciation changes in the year	(30)	(25)	(9)
Impairment of tangible assets changes in the year	0	0	0
Land and buildings [member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Land and buildings [member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Land and buildings [member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	5	5	12
Accrued depreciation changes in the year	(11)	(4)	(2)
Impairment of tangible assets changes in the year	7	0	0
Land and buildings [member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(87)	(192)	(113)
Accrued depreciation changes in the year	(10)	(56)	52
Impairment of tangible assets changes in the year	(5)	16	(3)
Land and buildings [member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Work in progress [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	155	199	93
Cost of tangible assets	83	155	199
Accrued depreciation	0	0	0
Accrued depreciation	0	0	0
Impairment of tangible assets	0	0	0
Impairment of tangible assets	0	0	0
Tangible assets	155	199	93
Tangible assets	83	155	199
Work in progress [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	101	110	190
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Work in progress [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(1)	(1)	(4)
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Work in progress [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Work in progress [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Work in progress [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(162)	(136)	(72)
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Work in progress [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(9)	(17)	(8)
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Work in progress [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Furniture, fixtures and vehicles [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	6,848	6,424	5,833
Cost of tangible assets	7,029	6,848	6,424
Accrued depreciation	4,850	4,606	4,204
Accrued depreciation	4,962	4,850	4,606
Impairment of tangible assets	0	0	0
Impairment of tangible assets	0	0	0
Tangible assets	1,999	1,817	1,629
Tangible assets	2,067	1,999	1,817
Furniture, fixtures and vehicles [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	520	513	549
Accrued depreciation changes in the year	501	501	426
Impairment of tangible assets changes in the year	6	2	1
Furniture, fixtures and vehicles [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(334)	(89)	(117)
Accrued depreciation changes in the year	(306)	(87)	(73)
Impairment of tangible assets changes in the year	0	0	0
Furniture, fixtures and vehicles [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Furniture, fixtures and vehicles [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Furniture, fixtures and vehicles [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	84	145	41
Accrued depreciation changes in the year	(9)	10	(7)
Impairment of tangible assets changes in the year	0	0	0
Furniture, fixtures and vehicles [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(89)	(145)	118
Accrued depreciation changes in the year	(74)	(181)	57
Impairment of tangible assets changes in the year	(6)	(2)	(1)
Furniture, fixtures and vehicles [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Right of use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	2,439	2,212	1,871
Cost of tangible assets	2,683	2,439	2,212
Accrued depreciation	1,164	906	653
Accrued depreciation	1,379	1,164	906
Impairment of tangible assets	22	40	65
Impairment of tangible assets	25	22	40
Tangible assets	1,253	1,266	1,153
Tangible assets	1,279	1,253	1,266
Right of use assets [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	437	574	499
Accrued depreciation changes in the year	317	324	296
Impairment of tangible assets changes in the year	4	(18)	(14)
Right of use assets [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(178)	(332)	(195)
Accrued depreciation changes in the year	(30)	(42)	(26)
Impairment of tangible assets changes in the year	0	0	0
Right of use assets [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Right of use assets [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Right of use assets [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	1	(44)	(18)
Accrued depreciation changes in the year	2	22	(5)
Impairment of tangible assets changes in the year	0	0	0
Right of use assets [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(17)	29	55
Accrued depreciation changes in the year	(74)	(46)	(12)
Impairment of tangible assets changes in the year	(1)	0	(11)
Right of use assets [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Right to use investment properties [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	251	238	214
Cost of tangible assets	251	251	238
Accrued depreciation	91	93	70
Accrued depreciation	106	91	93
Impairment of tangible assets	81	61	50
Impairment of tangible assets	71	81	61
Tangible assets	79	84	94
Tangible assets	74	79	84
Right to use investment properties [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	5	2	10
Accrued depreciation changes in the year	18	19	21
Impairment of tangible assets changes in the year	(10)	20	12
Right to use investment properties [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(4)	(32)	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Right to use investment properties [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Right to use investment properties [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Right to use investment properties [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(1)	44	15
Accrued depreciation changes in the year	(2)	(22)	3
Impairment of tangible assets changes in the year	0	0	0
Right to use investment properties [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Right to use investment properties [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Investment property [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	241	156	242
Cost of tangible assets	216	241	156
Accrued depreciation	27	17	23
Accrued depreciation	28	27	17
Impairment of tangible assets	39	15	17
Impairment of tangible assets	26	39	15
Tangible assets	174	124	201
Tangible assets	161	174	124
Investment property [member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	1	52	39
Accrued depreciation changes in the year	4	5	3
Impairment of tangible assets changes in the year	(8)	31	2
Investment property [member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(6)	(10)	(10)
Accrued depreciation changes in the year	(2)	(1)	(1)
Impairment of tangible assets changes in the year	0	0	0
Investment property [member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Investment property [member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Investment property [member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(2)	(20)	0
Accrued depreciation changes in the year	1	(1)	1
Impairment of tangible assets changes in the year	0	(5)	0
Investment property [member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(18)	63	(115)
Accrued depreciation changes in the year	(2)	8	(9)
Impairment of tangible assets changes in the year	(6)	(2)	(3)
Investment property [member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	1,158	800	582
Cost of tangible assets	1,085	1,158	800
Accrued depreciation	153	49	52
Accrued depreciation	206	153	49
Impairment of tangible assets	0	0	0
Impairment of tangible assets	0	0	0
Tangible assets	1,004	751	530
Tangible assets	879	1,004	751
Tangible assets leased out under an operating lease [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	157	369	238
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	1	1	0
Tangible assets leased out under an operating lease [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(2)	(63)	(4)
Accrued depreciation changes in the year	(1)	(6)	(1)
Impairment of tangible assets changes in the year	0	0	0
Tangible assets leased out under an operating lease [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Tangible assets leased out under an operating lease [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	0	0	0
Tangible assets leased out under an operating lease [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	0	0
Accrued depreciation changes in the year	5	0	0
Impairment of tangible assets changes in the year	0	0	0
Tangible assets leased out under an operating lease [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(227)	53	(16)
Accrued depreciation changes in the year	48	111	(3)
Impairment of tangible assets changes in the year	(1)	(1)	0
Tangible assets leased out under an operating lease [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0	0	0
Impairment of tangible assets changes in the year	€ 0	€ 0	€ 0